DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Unrealized gain/loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current Asset [Member]
Derivative [Line Items]
Unrealized loss on commodity future contracts	$ 9	$ 0
Current Liability [Member]
Derivative [Line Items]
Unrealized loss on commodity future contracts	$ 519	$ 14